Classification of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Classification of Financial Assets
(1)	Classification of financial assets as of December 31, 2024 and 2025 are as follows:

		2024
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	~~￦~~	—	—	2,382,979	—	2,382,979
Current financial assets
Current financial assets at fair value through profit or loss		1,456,895	—	—	—	1,456,895
Current financial assets at amortized cost		—	—	20,418	—	20,418
Current derivative assets		396,477	—	—	364,077	760,554
Other financial assets		—	—	1,256,850	—	1,256,850
Trade and other receivables		—	—	12,216,216	—	12,216,216

		1,853,372	—	15,876,463	364,077	18,093,912

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		719,277	—	—	—	719,277
Non-current financial assets at fair value through other comprehensive income		—	674,850	—	—	674,850
Non-current financial assets at amortized cost		—	—	9,815	—	9,815
Non-current derivative assets		1,450,050	—	—	480,560	1,930,610
Other financial assets		—	—	1,611,438	—	1,611,438
Trade and other receivables		—	—	3,157,409	—	3,157,409

		2,169,327	674,850	4,778,662	480,560	8,103,399

	~~￦~~	4,022,699	674,850	20,655,125	844,637	26,197,311

		2025
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	~~￦~~	—	—	2,240,811	—	2,240,811
Current financial assets
Current financial assets at fair value through profit or loss		1,299,027	—	—	—	1,299,027
Current financial assets at amortized cost		—	—	21,663	—	21,663
Current derivative assets		492,028	—	—	344,204	836,232
Other financial assets		—	—	2,093,242	—	2,093,242
Trade and other receivables		—	—	12,618,480	—	12,618,480

		1,791,055	—	16,974,196	344,204	19,109,455

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		696,199	—	—	—	696,199
Non-current financial assets at fair value through other comprehensive income		—	885,173	—	—	885,173
Non-current financial assets at amortized cost		—	—	9,454	—	9,454
Non-current derivative assets		1,055,987	—	—	143,331	1,199,318
Other financial assets		—	—	1,775,417	—	1,775,417
Trade and other receivables		—	—	3,124,185	—	3,124,185

		1,752,186	885,173	4,909,056	143,331	7,689,746

	~~￦~~	3,543,241	885,173	21,883,252	487,535	26,799,201

Classification of Financial Liabilities
(2)	Classification of financial liabilities as of December 31, 2024 and 2025 are as follows:

		2024
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	~~￦~~	—	17,540,585	—	17,540,585
Debt securities		—	26,901,367	—	26,901,367
Derivative liabilities		23,914	—	—	23,914
Trade and other payables		—	9,411,315	—	9,411,315

		23,914	53,853,267	—	53,877,181

Non-current liabilities
Borrowings		—	3,118,796	—	3,118,796
Debt securities		—	84,972,652	—	84,972,652
Derivative liabilities		256,018	—	4,893	260,911
Trade and other payables		—	4,609,241	—	4,609,241

		256,018	92,700,689	4,893	92,961,600

	~~￦~~	279,932	146,553,956	4,893	146,838,781

		2025
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	~~￦~~	—	18,721,522	—	18,721,522
Debt securities		—	27,165,448	—	27,165,448
Derivative liabilities		52,119	—	—	52,119
Trade and other payables		—	8,621,671	—	8,621,671

		52,119	54,508,641	—	54,560,760

Non-current liabilities
Borrowings		—	3,274,774	—	3,274,774
Debt securities		—	80,607,548	—	80,607,548
Derivative liabilities		113,254	—	126	113,380
Trade and other payables		—	4,028,808	—	4,028,808

		113,254	87,911,130	126	88,024,510

	~~￦~~	165,373	142,419,771	126	142,585,270

Classification of Comprehensive Income (Loss) From Financial Instruments
(3)	Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2023, 2024 and 2025 are as follows:

			2023	2024	2025
			In millions of won
Cash and cash equivalents	Interest income	~~￦~~	100,205	102,505	95,671
	Gain (loss) on foreign currency transactions and translations		(2,073)	17,498	(10,405)
Financial assets at fair value through profit or loss	Interest income		65,470	54,385	40,506
	Dividend income		4,193	4,813	3,823
	Gain on valuation of derivatives		144,797	1,396,350	80,519
	Gain on transaction of derivatives		130,230	129,471	91,526
	Gain on valuation of financial assets		128,307	69,161	108,099
	Gain on disposal of financial assets		13,161	45,059	54,590
Financial assets at fair value through other comprehensive income	Dividend income		21,748	65,788	22,314
	Gain on valuation of financial assets at fair value through other comprehensive income (equity, before tax)		(9,970)	162,565	212,336
Financial assets at amortized cost	Interest income		2,929	2,859	3,561
	Gain (loss) on foreign currency transactions and translations		(1,774)	5,568	—
Loans	Interest income		44,029	45,511	39,279
	Bad debt expense (Reversal of bad debt allowance)		16,394	3,727	(3,455)
	Gain (loss) on foreign currency transactions and translations		127	3,685	(1,250)
Trade and other receivables	Interest income		168,303	209,675	180,707
	Bad debt expense		85,156	56,581	86,455
	Gain (loss) on foreign currency transactions and translations		27,363	121,193	(45,331)
Short-term financial instruments	Interest income		34,260	31,766	56,022
Long-term financial instruments	Interest income		14,183	20,562	24,270
	Gain on foreign currency transactions and translations		—	3	—
Other financial assets	Interest income		241	262	370
Derivative assets (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		76,814	410,088	(54,478)
	Gain (loss) on valuation of derivatives (equity, before tax)		(10,539)	21,443	63,425
	Gain (loss) on transaction of derivatives		19,604	14,801	(59,241)
Financial liabilities at fair value through profit or loss	Gain on valuation of derivatives		961	52,515	51,138
	Gain (loss) on transaction of derivatives		(80,640)	146,417	(61,672)
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		3,636,887	3,805,062	3,472,649
	Interest expense of trade and other payables		200,440	191,918	162,569
	Interest expense of others		614,332	668,115	704,342
	Other finance income		4,971	8,882	3,147
	Other finance expenses		1,796	4,177	14,669
	Gain (loss) on foreign currency transactions and translations		(420,203)	(2,643,230)	699,585
Derivative liabilities (applying hedge accounting)	Gain on valuation of derivatives (profit or loss)		11,627	244,758	4,893
	Gain (loss) on valuation of derivatives (equity, before tax)		2,021	(1,137)	(447)
	Gain on transaction of derivatives		20,465	11,968	—